Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ (2,052)	$ (5,839)	$ (24,320)	$ (9,490)
Gain/(Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	(3,927)	(5,886)	(25,934)	(9,623)
Total	$ (3,927)	$ (5,886)	$ (25,934)	$ (9,623)